FVM - Valuation adjustments: Own credit adjustments on financial liabilities designated at fair value (Detail) - Included in Other comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Recognized during the year:
Realized gain / (loss)	$ 8	$ (3)	$ 22
Unrealized gain / (loss)	(408)	519	(337)
Total gain / (loss), before tax	(400)	517	(315)
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	(88)	320	(200)
UBS AG
Recognized during the year:
Realized gain / (loss)	8	(3)	22
Unrealized gain / (loss)	(408)	519	(337)
Total gain / (loss), before tax	(400)	517	(315)
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	$ (88)	$ 320	$ (200)